Note 16 - Non-controlling Interest (Details Textual)					12 Months Ended
	Nov. 27, 2020	Oct. 19, 2020 USD ($)	Jul. 20, 2017	Nov. 22, 2013	Nov. 30, 2020 CAD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Nov. 30, 2019 CAD ($) $ / shares	Nov. 30, 2020 USD ($) shares	Nov. 30, 2018 CAD ($)
Statement Line Items [Line Items]
Proceeds from contributions of non-controlling interests					$ 3,584,717
Increase (decrease) through change in equity of subsidiaries, equity					3,584,717
Non-controlling interests					1,204,414
Total cash and cash equivalents					9,193,089		6,477,885		$ 9,644,214
Total trade and other current payables					2,573,937		1,634,452
Current payables to related parties					$ 30,013		$ 143,958
Number of share options granted in share-based payment arrangement					2,695,000	2,695,000	2,691,000
Weighted average exercise price of share options granted in share-based payment arrangement (in dollars per share) | $ / shares					$ 2.48		$ 1.04
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage			2.25%
Batistão gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage				2.00%
Equity attributable to owners of parent [member]
Statement Line Items [Line Items]
Increase (decrease) through change in equity of subsidiaries, equity					$ 2,380,303
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Proceeds from contributions of non-controlling interests					$ 3,584,717	$ 2,741,250
Common shares subscription (in shares) | shares					1,275,000	1,275,000
Proportion of ownership interests held by non-controlling interests					5.99%	5.99%	0.00%
Non-controlling interests					$ 1,204,414
Total cash and cash equivalents					3,503,060
Royalty interests related to exploration and evaluation assets					17,027,027
Total trade and other current payables					292,698
Current payables to related parties					$ 156,174
Maximum number of shares may be issued in share-based payment arrangement (in shares) | shares					2,000,000			2,000,000
Number of share options granted in share-based payment arrangement					1,555,000	1,555,000
Vesting requirements for share-based payment arrangement, fund raised								$ 10,000,000
Gold Royalty Corp [member] | Top of range [member]
Statement Line Items [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement (in dollars per share) | $ / shares						$ 5
Gold Royalty Corp [member] | Restricted shares [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		1,500,000
Vesting requirements for share-based payment arrangement, minimum values of entity		$ 50,000,000
Vesting requirements for share-based payment arrangement, royalty payments		$ 1,000,000
Expense from share-based payment transactions with employees					$ 0
Gold Royalty Corp [member] | GRC share options vesting on grant date [member]
Statement Line Items [Line Items]
Vesting of share-based payment arrangement, percentage					25.00%	25.00%
Gold Royalty Corp [member] | GRC share options vesting on each of the dates that are 6, 12 and 18 months thereafter [member]
Statement Line Items [Line Items]
Vesting of share-based payment arrangement, percentage					25.00%	25.00%
Gold Royalty Corp [member] | Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage	1.00%
Gold Royalty Corp [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage	1.00%
Gold Royalty Corp [member] | Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage	2.00%
Gold Royalty Corp [member] | La Mina project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage	2.00%
Gold Royalty Corp [member] | São Jorge gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage	1.00%
Gold Royalty Corp [member] | Batistão gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage	1.00%
Gold Royalty Corp [member] | Almaden gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage	0.50%
Gold Royalty Corp [member] | Cachoeira Gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage	1.00%
Gold Royalty Corp [member] | Crucero project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage	1.00%
Gold Royalty Corp [member] | Surubim gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage	1.00%
Gold Royalty Corp [member] | Yarumalito gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage	1.00%
Gold Royalty Corp [member] | Equity attributable to owners of parent [member]
Statement Line Items [Line Items]
Increase (decrease) through change in equity of subsidiaries, equity					$ 2,380,303
Subsidiaries [member] | Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Net smelter return royalty, transferred, percenetage					0.75%	0.75%
Net smelter return royalty, transferred, consideration						$ 5,000,000
Subsidiaries [member] | Batistão gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, transferred, percenetage					2.00%	2.00%
Net smelter return royalty, transferred, consideration						$ 1,000,000
Subsidiaries [member] | Surubim gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, transferred, percenetage					0.50%	0.50%
Net smelter return royalty, transferred, consideration						$ 1,000,000
Subsidiaries [member] | Yarumalito gold project [member]
Statement Line Items [Line Items]
Net smelter return royalty, transferred, percenetage					1.00%	1.00%
Net smelter return royalty, transferred, consideration					$ 1,000,000
Subsidiaries [member] | Surubim area of the surubim project [member]
Statement Line Items [Line Items]
Net smelter return royalty, transferred, percenetage					1.50%	1.50%
Net smelter return royalty, transferred, consideration						$ 1,000,000
Subsidiaries [member] | Rio Novo area of surubim project [member]
Statement Line Items [Line Items]
Net smelter return royalty, transferred, percenetage					0.65%	0.65%
Net smelter return royalty, transferred, consideration						$ 1,500,000
Subsidiaries [member] | Goodwin Lake property at the yellowknife project [member]
Statement Line Items [Line Items]
Net smelter return royalty, transferred, percenetage					1.00%	1.00%
Net smelter return royalty, transferred, consideration					$ 1,000,000
Subsidiaries [member] | Big sky property at the yellowknife project [member]
Statement Line Items [Line Items]
Net smelter return royalty, transferred, percenetage					1.00%	1.00%
Net smelter return royalty, transferred, consideration					$ 500,000
Subsidiaries [member] | Narrow lake property at the yellowknife project [member]
Statement Line Items [Line Items]
Net smelter return royalty, transferred, percenetage					0.25%	0.25%
Net smelter return royalty, transferred, consideration					$ 250,000